Issued Capital and Reserves	12 Months Ended
Dec. 31, 2023
Significant Accounting Judgements, Estimates and Assumptions [Abstract]
Issued capital and reserves

20. Issued capital and reserves

The authorised share capital consisted of 50,000,000 shares at a par value of US$0.001 per share, of which 41,718,902 shares were designated as Class A ordinary shares and 8,281,098 as Class B ordinary shares after the completion of the Company’s initial public offering (“IPO”) and such designation was retrospectively disclosed in the consolidated financial statements. The rights of the holders of Class A and Class B ordinary shares are identical, except with respect to voting and conversion rights. Each share of Class A ordinary shares is entitled to one vote per share and is not convertible into Class B ordinary shares under any circumstances. Each share of Class B ordinary shares is entitled to ten votes per share and is convertible into one Class A ordinary share at any time by the holder thereof. Upon any transfer of Class B ordinary shares by a holder thereof to any person or entity that is not an affiliate of the holder, such Class B ordinary shares are automatically and immediately converted into an equal number of Class A ordinary shares. There was no transfer between Class A ordinary shares and Class B ordinary shares in the years ended December 31, 2021, 2022 and 2023, respectively.

On January 12, 2021, the Company completed its initial public offering and was listed on the New York Stock Exchange. 5,000,000 ordinary shares were issued at a price of US$10 per share for net proceeds after deducting underwriting discounts and commissions and other issuance costs of approximately US$44.4 million (equivalent to RMB287,448,000). After the initial public offering, there were 29,566,723 ordinary shares outstanding, consisting of 21,285,625 Class A ordinary shares and 8,281,098 Class B ordinary shares, with par value US$0.001 and prepayments of listing expenses as at December 31, 2020 of US$0.9 million (equivalent to RMB5,510,000) has been debited to capital reserve.

From September to December 2021, the Company completed a treasury share repurchase from Tiger Brokers (NZ) Limited for an aggregate of 49,609 ordinary shares with a consideration of US$199,000 (equivalent to RMB1,274,000). The total amount paid for the buy-back of the shares has been debited to the capital reserve of the Company.

As at December 31, 2021, there were 49,609 treasury shares outstanding for the distributions of share-based payments expenses at exercise of share options as disclosed in Note 29 to the financial statements.

On October 28, 2022, the company signed a financial advisory contract with FirsTrust China Ltd. The company hired FirsTrust China Ltd to provide professional management, operations, and business development consulting services. The service period is from October 28, 2022, to April 27, 2023, and the consulting fee is 500,000 common shares. According to the agreement, on November 22, 2022, the company issued 500,000 common shares at a closing price of $0.693 per share to personnel designated by FirsTrust China Ltd to pay for the consulting fees.

In March, 2023, the Group announced an agreement to acquire a 49% equity interest in Singapore domiciled KOLO Music PTE LTD, with an option to acquire the remaining 51%, in consideration of $6,500,000. The Group issued 3,185,000 shares at the issue price of $1.0 each to acquire 49% equity interest during 2023.

The investment in KOLO Music PTE LTD was classified as investment in associates. Investments in KOLO Music PTE LTD. accounted for using the equity method as of December 31, 2023. Under the equity method, an investment in an associate and a joint venture is initially recognized at cost and adjusted thereafter to recognize the Company’s share of profit or loss and other comprehensive income of the associate and joint venture as well as the distribution received. The Group initially record investment cost of $3,185 (RMB22,895) and did not record gains or loss related to investments in KOLO during 2023 due to the amount was immaterial. The Group recognized an impairment loss of RMB20,525 as the recoverable amount was assessed to be less than the carrying amount for the year ended December 31, 2023.

Reconciliation of the number of shares outstanding:

	Class A	Class B	Total
January 1, 2022	21,285,625	8,281,098	29,566,723
Shares issued for consulting service during 2022	500,000	—	500,000
December 31, 2022	21,785,625	8,281,098	30,066,723
Shares issued for acquiring 49% equity interest in KOLO	3,185,000	—	3,185,000
December 31, 2023	24,970,625	8,281,098	33,251,723

Statutory restrictions

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s subsidiaries, VIEs and subsidiaries of the VIEs registered in the PRC only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The consolidated results of operations reflected in the consolidated financial statements prepared in accordance with IFRSs differ from those reflected in the statutory financial statements of the Company’s subsidiaries.

Under PRC law, the Company’s subsidiaries, VIEs and the subsidiaries of the VIEs located in the PRC (collectively referred as the “PRC entities”) are required to provide for certain statutory reserves, namely a general reserve, an enterprise expansion fund and a staff welfare and bonus fund. The PRC entities are required to allocate at least 10% of their after-tax profits on an individual company basis as determined under China Accounting Standards (“CAS”) to the statutory reserve and have the rights to discontinue allocations to the statutory reserve if such reserve has reached 50% of registered capital on an individual company basis. In addition, the registered capital of the PRC entities is also restricted.

Amounts restricted that include statutory reserve funds, as determined in accordance with CAS, were RMB9,420,000 and RMB9,420,000 as at December 31, 2023 and 2022, respectively.